PROPERTY AND EQUIPMENT, NET (Tables)	6 Months Ended
Jun. 30, 2025
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment

	As of	As of
	December 31,	June 30,
	2024	2025
	US$	US$

Machinery and equipment	94,091	96,238
Electronics and office equipment	424	433
Motor vehicles	1,127	1,087
Leasehold improvements	5,433	5,511
Construction in progress	272	1,500

Property and equipment, cost	101,347	104,769
Less: Accumulated depreciation	(50,308)	(56,027)
Less: Provision for impairment	(31,143)	(31,143)

Property and equipment, net	19,896	17,599